Contingencies, commitments and restrictions on the distribution of profits - Uruguayan Concession Agreements (Details) $ / shares in Units, $ in Thousands, R$ in Millions, $ in Millions					1 Months Ended	12 Months Ended
	Jun. 28, 2019 USD ($)	Dec. 31, 2018 USD ($)	Jul. 11, 2018 ARS ($)	Jul. 11, 2018 USD ($)	Feb. 28, 1998	Dec. 31, 2019 USD ($) kg $ / item shares	Dec. 31, 2001	Dec. 31, 2018 ARS ($) shares	Dec. 31, 2018 USD ($) shares	Dec. 14, 2018 BRL (R$)	Dec. 31, 2006 $ / shares shares
Schedule Of Commitment [Line Items]
Number of shares outstanding | shares						1,500,000,000		1,500,000,000	1,500,000,000
Insurance granted by Guarantee letter of CAAP signed with Zurich Brazil | R$										R$ 224
Punta del Este
Schedule Of Commitment [Line Items]
Minimum annual concession fee	$ 500
Incremental capital expenditures	35,000
Construction completion guarantee	1,600
Concession contract fulfilment guarantee	$ 4,200
Argentina | AA2000
Schedule Of Commitment [Line Items]
Minimum amount for civil liability insurance policy provision								$ 300.0	$ 5,000
Civil liability insurance premium paid		$ 500,000
Number of preferred shares convertible into common shares | shares											496,161,413
Nominal value of each convertible preferred share | $ / shares											$ 1
Percentage per year of total amount of initial preferred shares issued for maximum amount of conversion											12.50%
Percentage of nominal value of preferred shares as accrued annual dividend											2.00%
Initial term of concession agreement					30 years		20 years
Concession agreement extension period					10 years	10 years
Concession contract fulfilment guarantee			$ 1,123.4	$ 18,760
Argentina | AA2000 | Preference shares
Schedule Of Commitment [Line Items]
Number of shares outstanding | shares						747,529,409		629,252,640	629,252,640
Argentina | NQN
Schedule Of Commitment [Line Items]
Initial term of concession agreement							20 years
Concession agreement extension period						5 years
URUGUAY | Puerta del sur
Schedule Of Commitment [Line Items]
Initial term of concession agreement						20 years
Concession agreement extension period						10 years
Annual fee required to pay government higher of stated amount as per first condition						$ 4,555
Annual fee required to pay government, number of work units required, as per second condition | kg						100
Annual fee required to pay government, per unit value required, as per second condition | $ / item						0.00419
Guarantee securing completion of construction work of new terminal		$ 1,500
Performance guarantee						$ 6,000
Period for performance guarantee returned after expiration of concession agreement						6 months
Minimum coverage amount						$ 250,000